Liquidity and Going Concern (Details) - USD ($)	Sep. 16, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019
Accumulated deficit		$ (45,481,339)	$ (10,850,513)	$ (788,441)
Cash and cash equivalents		297,376	925,923
Archer Aviation Inc
Accumulated deficit		(153,598,000)	(25,800,000)		$ (977,000)
Cash and cash equivalents		$ 5,937,000	$ 36,564,000		$ 10,149,000
Net cash proceeds from business combination	$ 801,826,000